Credit Facility - Additional Information (Details) - Line of Credit - Revolving Line of Credit - Silicon Valley Bank	12 Months Ended
Dec. 31, 2018 CAD ($)
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 8,000
Effective interest rate (as a percent)	4.25%
Line of credit facility, amount drawn	$ 0
U.S. Prime Rate
Line of Credit Facility [Line Items]
Interest rate basis spread	0.30%